                               UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                 FORM N-CSR

 CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number 811-07577

                WM Strategic Asset Management Portfolios, LLC
             (Exact name of registrant as specified in charter)

              1201 Third Avenue, 22nd Floor, Seattle, WA 98101
             (Address of principal executive offices) (Zip code)

                              Jeffrey L. Lunzer
              1201 Third Avenue, 22nd Floor, Seattle, WA 98101
                   (Name and address of agent for service)

     Registrant's telephone number, including area code: (206) 461-3800

                  Date of fiscal year end: October 31, 2004

                  Date of reporting period: April 30, 2004



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Item 1. Reports to Stockholders


[logo] WM
       GROUPofFUNDS




                                             S T R A T E G I C  A S S E T

                                             M A N A G E M E N T

                                             P O R T F O L I O S


                                             Common sense. Uncommon solutions.

                                   [photo]

                                             SEMI-ANNUAL REPORT

                                             April 30, 2004




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         WM Strategic Asset Management Portfolios

                  Flexible Income Portfolio

                  Conservative Balanced Portfolio

                  Balanced Portfolio

                  Conservative Growth Portfolio

                  Strategic Growth Portfolio





                  Table of Contents

                  Message from the President....................1

                  Portfolios of Investments.....................2

                  Statements of Assets and Liabilities..........5

                  Statements of Operations......................6

                  Statements of Changes in Net Assets...........7

                  Statements of Changes in Net
                  Assets - Capital Stock Activity...............8

                  Financial Highlights.........................10

                  Notes to Financial Statements................16













              Not FDIC Insured
--------------------------------------------------
May Lose Value * Not a Deposit * No Bank Guarantee
  Not Insured by any Federal Government Agency

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[PHOTO]   Dear Shareholder,

Since our last shareholder report, the U.S. economy has regained its economic foothold. Corporate profits have improved in an ongoing environment of low inflation and low interest rates. Corporations are showing renewed confidence that is evident through increased capital spending and hiring, accompanied by higher worker productivity. The creation of more jobs in the service and manufacturing sectors is a welcome sign that can have a positive proliferating impact on the economy. We are also seeing the development of more favorable factors outside the U.S. that can drive stronger economic growth.

These developments were reflected in the performance of the stock market, which gained 6% for the six-month period ended April 30, 2004.(1) Among the best-performing equity sectors were energy (+22%), telecommunications (+13%), health care (+10%), and consumer staples (+10%).(2) Corporate bonds, particularly lower-quality high-yield issues in sectors such as insurance (+10%), financial institutions (+9%), and basic industry (+8%), were among the top-performing assets during the period.(3)

Asset Allocation Shows Its Benefits

What makes the investment business so challenging is that we continually see new positive trends that are invariably accompanied by negative news. This combination of events can rapidly alter our well-researched projections. As a result, we continue to embrace asset allocation, which studies have shown accounts for over 90% of an investment's return.(4) In our judgement, this is the most appropriate and time-tested investment philosophy. Our approach to investing is reflected in such variables as portfolio allocations, bond maturities, corporate sector and asset class exposures, equity styles, and capitalizations.

As evidence of how important asset allocation is to our investment approach, we launched the WM Small Cap Value Fund, which invests in smaller-sized, undervalued firms, on March 1 of this year. With this new fund, we can now invest in up to 13 separate asset classes within our Strategic Asset Management (SAM) Portfolios. It also provides us with greater investment opportunities and strengthens our ability to spread assets across more well-researched and widely traded investment styles.

Celebrating 65 Years of Shared Values

This year marks the 65th anniversary of our WM Equity Income Fund, which traces its origins back to 1939 when it was launched as the Composite Bond Fund, one of the first 50 mutual funds in the U.S. Much has changed since then. Today there are over 8,000 U.S. mutual funds,(5) but few can claim a similar heritage and institutional dedication to shareholder interests.

I am honored to be only the fourth president of WM Advisors during its 65-year history. My mentor, Lee Sahlin, upheld the corporate culture developed under his predecessor, George Yancey, who worked alongside the founder of the Composite Research & Management Company, R. M. "Pete" Williams. My predecessors had long tenures because they took the values of long-term investing, consistency of purpose, trust, and integrity very seriously. I am proud that these values are still at work today at our staff, management, and board levels.

The WM Group of Funds Board of Trustees is comprised of 11 experienced individuals, eight of whom are independent of fund management. The remaining three trustees (myself included) are termed "interested persons" who are connected with fund management or Washington Mutual, Inc. Acting together, the board members represent shareholder interests by striving to ensure that the funds' managers, distributor, transfer agent, and other service providers meet their fiduciary responsibilities.

A Time-Tested Investment Approach

As the mutual fund industry approaches its 80th anniversary, we note that over a history with nearly the same longevity, WM Advisors has built a venerable record of successful investment management. Our investment philosophy has been tested over decades that have included some extraordinary historic and economic events. We have persevered while also achieving some exceptional results and recognition for our achievements from national publications, such as Barron's.

I believe the key to this success can be distilled from our investment process, consistent approach, and teamwork. Our overall approach is aligned with the goals of our shareholders, so we operate with a common purpose. This process has worked exceptionally well for the past 65 years, and we are confident it can produce mutual benefits in the years ahead.

Sincerely,

/s/ William G. Papesh

William G. Papesh
President

(1) As measured by the S&P 500 Index. Indices are unmanaged, and individuals cannot invest directly in an index.
(2) Source: Bloomberg News.
(3) Source: Lehman Brothers.
(4) Source: Ibbotson Associates.
(5) Source: Investment Company Institute.

                                                                           1



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portfolios of investments

FLEXIBLE INCOME PORTFOLIO

April 30, 2004 (unaudited)

                                                         Value
  Shares                                                 (000s)
  ------                                                 ------

INVESTMENT COMPANY SECURITIES -- 99.5%

 1,695,182  WM Equity Income Fund ................      $ 28,547
 2,700,376  WM Growth & Income Fund ..............        63,378
 2,698,974  WM Growth Fund .......................        39,702
 7,211,718  WM High Yield Fund ...................        57,982
21,858,725  WM Income Fund .......................       203,505
 1,448,556  WM Mid Cap Stock Fund ................        24,162
   677,092  WM REIT Fund..........................         8,660
41,609,852  WM Short Term Income Fund ............        99,031
   565,561  WM Small Cap Growth Fund .............         8,110
   828,652  WM Small Cap Value Fund...............         8,038
24,442,466  WM U.S. Government Securities Fund....       263,001
   386,435  WM West Coast Equity Fund ............        13,046
                                                        --------

            Total Investment Company Securities
              (Cost $784,692) ....................       817,162
                                                        --------

Principal
 Amount
 (000s)
---------

REPURCHASE AGREEMENT -- 0.3%

  (Cost $2,404)

$ 2,404  Agreement with Morgan Stanley,
           0.940% dated 04/30/2004, to be
           repurchased at $2,404,000 on
           05/03/2004 (Collateralized by
           U.S. Treasury Note, 6.750% due
           05/15/2005, market value
           $2,453,000)............................         2,404
                                                        --------

TOTAL INVESTMENTS (Cost $787,096*)..........  99.8%      819,566

OTHER ASSETS AND LIABILITIES (Net) .........   0.2         1,523
                                             -----      --------

NET ASSETS.................................. 100.0%     $821,089
                                             =====      ========

--------
* Aggregate cost for federal tax purposes.



CONSERVATIVE BALANCED PORTFOLIO

April 30, 2004 (unaudited)

                                                         Value
  Shares                                                 (000s)
  ------                                                 ------

INVESTMENT COMPANY SECURITIES -- 98.9%

1,401,002  WM Equity Income Fund .................      $ 23,593
1,418,071  WM Growth & Income Fund ...............        33,282
2,115,166  WM Growth Fund ........................        31,114
3,041,027  WM High Yield Fund ....................        24,450
7,828,509  WM Income Fund ........................        72,883
1,603,637  WM International Growth Fund ..........        14,369
  882,622  WM Mid Cap Stock Fund .................        14,722
  559,413  WM REIT Fund...........................         7,155
9,230,800  WM Short Term Income Fund .............        21,969
  372,543  WM Small Cap Growth Fund ..............         5,342
  563,597  WM Small Cap Value Fund................         5,467
9,822,910  WM U.S. Government Securities Fund.....       105,695
  326,558  WM West Coast Equity Fund .............        11,025
                                                        --------

           Total Investment Company Securities
             (Cost $352,525)......................       371,066
                                                        --------

Principal
 Amount
 (000s)
---------

REPURCHASE AGREEMENT -- 0.3%

  (Cost $959)

$ 959  Agreement with Morgan Stanley,
         0.940% dated 04/30/2004, to be
         repurchased at $959,000 on
         05/03/2004, (Collateralized by
         U.S. Treasury Note, 6.750% due
         05/15/2005, market value
         $978,000) ...............................           959
                                                        --------

TOTAL INVESTMENTS (Cost $353,484*)..........  99.2%      372,025

OTHER ASSETS AND LIABILITIES (Net) .........   0.8         3,051
                                             -----      --------

NET ASSETS ................................. 100.0%     $375,076
                                             =====      ========

--------
* Aggregate cost for federal tax purposes.

                     See Notes to Financial Statements.

2




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portfolios of investments

BALANCED PORTFOLIO

April 30, 2004 (unaudited)

                                                         Value
  Shares                                                 (000s)
  ------                                                 ------

INVESTMENT COMPANY SECURITIES -- 97.5%

16,542,263  WM Equity Income Fund ................    $  278,572
17,173,241  WM Growth & Income Fund ..............       403,056
24,716,923  WM Growth Fund .......................       363,586
20,270,332  WM High Yield Fund ...................       162,973
38,964,976  WM Income Fund .......................       362,764
17,038,725  WM International Growth Fund .........       152,667
10,121,815  WM Mid Cap Stock Fund ................       168,832
 6,445,387  WM REIT Fund..........................        82,437
13,936,469  WM Short Term Income Fund ............        33,169
 4,725,906  WM Small Cap Growth Fund .............        67,769
 7,175,791  WM Small Cap Value Fund...............        69,605
46,291,883  WM U.S. Government Securities Fund....       498,101
 4,218,221  WM West Coast Equity Fund ............       142,407
                                                      ----------

            Total Investment Company Securities
              (Cost $2,601,241)...................     2,785,938
                                                      ----------

Principal
 Amount
 (000s)
---------

REPURCHASE AGREEMENT -- 2.1%

  (Cost $61,044)

$ 61,044  Agreement with Morgan Stanley,
           0.940% dated 04/30/2004, to be
           repurchased at $61,049,000 on
           05/03/2004 (Collateralized by
           U.S. Treasury Note, 6.750% due
           05/15/2005, market value
           $62,284,000)...........................        61,044
                                                      ----------

TOTAL INVESTMENTS (Cost $2,662,285*)........  99.6%    2,846,982

OTHER ASSETS AND LIABILITIES (Net) .........   0.4        11,541
                                             -----    ----------

NET ASSETS.................................. 100.0%   $2,858,523
                                             =====    ==========

--------
* Aggregate cost for federal tax purposes.


CONSERVATIVE GROWTH PORTFOLIO

April 30, 2004 (unaudited)

                                                         Value
  Shares                                                 (000s)
  ------                                                 ------

INVESTMENT COMPANY SECURITIES -- 99.6%

15,884,313  WM Equity Income Fund ................    $  267,492
18,824,230  WM Growth & Income Fund ..............       441,805
23,787,909  WM Growth Fund .......................       349,920
14,341,637  WM High Yield Fund ...................       115,307
15,549,703  WM Income Fund .......................       144,768
18,329,370  WM International Growth Fund .........       164,231
10,577,885  WM Mid Cap Stock Fund ................       176,439
 6,591,493  WM REIT Fund..........................        84,305
 5,248,668  WM Small Cap Growth Fund .............        75,266
 7,939,909  WM Small Cap Value Fund...............        77,017
18,545,061  WM U.S. Government Securities Fund....       199,545
 4,643,764  WM West Coast Equity Fund ............       156,773
                                                      ----------

            Total Investment Company Securities
              (Cost $2,106,072)...................     2,252,868
                                                      ----------

Principal
 Amount
 (000s)
---------

REPURCHASE AGREEMENT -- 0.2%

  (Cost $3,731)

$ 3,731  Agreement with Morgan Stanley,
           0.940% dated 04/30/2004, to be
           repurchased at $3,731,000 on
           05/03/2004 (Collateralized by
           U.S. Treasury Note, 6.750% due
           05/15/2005, market value
           $3,807,000)............................         3,731
                                                      ----------

TOTAL INVESTMENTS (Cost $2,109,803*)........  99.8%    2,256,599

OTHER ASSETS AND LIABILITIES (Net)..........   0.2         4,740
                                             -----    ----------

NET ASSETS.................................. 100.0%   $2,261,339
                                             =====    ==========

--------
* Aggregate cost for federal tax purposes.

                     See Notes to Financial Statements.

                                                                           3



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portfolio of investments

STRATEGIC GROWTH PORTFOLIO

April 30, 2004 (unaudited)

                                                         Value
 Shares                                                  (000s)
 ------                                                  ------

INVESTMENT COMPANY SECURITIES -- 99.5%

 9,124,920  WM Equity Income Fund ................    $  153,664
12,791,201  WM Growth & Income Fund ..............       300,209
16,376,604  WM Growth Fund .......................       240,900
 8,467,631  WM High Yield Fund ...................        68,080
12,742,829  WM International Growth Fund .........       114,176
 8,576,293  WM Mid Cap Stock Fund ................       143,052
 3,638,230  WM REIT Fund..........................        46,533
 3,372,754  WM Small Cap Growth Fund .............        48,365
 5,135,659  WM Small Cap Value Fund...............        49,816
 3,402,862  WM West Coast Equity Fund ............       114,881
                                                      ----------

            Total Investment Company Securities
              (Cost $1,223,437)...................     1,279,676
                                                      ----------

Principal
 Amount
 (000s)
---------

REPURCHASE AGREEMENT -- 0.3%

  (Cost $3,255)

$ 3,255  Agreement with Morgan Stanley,
           0.940% dated 04/30/2004, to be
           repurchased at $3,255,000 on
           05/03/2004 (Collateralized by
           U.S. Treasury Note, 6.750% due
           05/15/2005, market value
           $3,321,000)............................         3,255
                                                      ----------

TOTAL INVESTMENTS (Cost $1,226,692*)........  99.8%    1,282,931

OTHER ASSETS AND LIABILITIES (Net)..........   0.2         3,138
                                             -----    ----------

NET ASSETS.................................. 100.0%   $1,286,069
                                             =====    ==========

--------
* Aggregate cost for federal tax purposes.

                     See Notes to Financial Statements.

4



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
statements of assets and liabilities

WM STRATEGIC ASSET MANAGEMENT PORTFOLIOS

April 30, 2004 (unaudited)

(In thousands)


                                                  Flexible  Conservative               Conservative    Strategic
                                                   Income     Balanced     Balanced       Growth        Growth
                                                 Portfolio   Portfolio     Portfolio     Portfolio     Portfolio
                                                 ---------  ------------   ---------   ------------    ---------

ASSETS:
Investments, at value (a)                         $819,566    $372,025    $2,846,982    $2,256,599    $1,282,931
Receivable for Portfolio shares sold                 5,017       4,319        24,550        14,406         8,884
Prepaid expenses and other assets                        9           4            30            23           432
                                                  --------    --------    ----------    ----------    ----------
    Total Assets                                   824,592     376,348     2,871,562     2,271,028     1,292,247
                                                  --------    --------    ----------    ----------    ----------

LIABILITIES:
Payable for Portfolio shares redeemed                2,076         439         4,538         4,613         1,773
Payable for investment securities purchased            404         359         5,044         2,231         2,675
Investment advisory fee payable                        435         198         1,441         1,157           675
Shareholder servicing and distribution
  fees payable                                         484         212         1,595         1,287           758
Transfer agent fees payable                             54          27           192           186           145
Accrued expenses and other payables                     50          37           229           215           152
                                                  --------    --------    ----------    ----------    ----------
    Total Liabilities                                3,503       1,272        13,039         9,689         6,178
                                                  --------    --------    ----------    ----------    ----------

NET ASSETS                                        $821,089    $375,076    $2,858,523    $2,261,339    $1,286,069
                                                  ========    ========    ==========    ==========    ==========
(a) Investments, at cost                          $787,096    $353,484    $2,662,285    $2,109,803    $1,226,692
                                                  ========    ========    ==========    ==========    ==========

NET ASSETS consist of:
Undistributed net investment income/
  (accumulated net investment loss)               $  1,441    $    455    $      962    $     (506)   $   (3,536)
Accumulated net realized loss on
  investment transactions                           (3,245)     (2,157)      (68,014)      (78,655)      (65,090)
Net unrealized appreciation
  of investments                                    32,470      18,541       184,697       146,796        56,239
Paid-in capital                                    790,423     358,237     2,740,878     2,193,704     1,298,456
                                                  --------    --------    ----------    ----------    ----------
    Total Net Assets                              $821,089    $375,076    $2,858,523    $2,261,339    $1,286,069
                                                  ========    ========    ==========    ==========    ==========

NET ASSETS:
Class A Shares                                    $307,326    $151,462    $1,218,316    $  939,488    $  489,241
                                                  ========    ========    ==========    ==========    ==========
Class B Shares                                    $413,215    $146,383    $1,270,440    $  957,335    $  582,805
                                                  ========    ========    ==========    ==========    ==========
Class C Shares                                    $100,548    $ 77,231    $  369,767    $  364,516    $  214,023
                                                  ========    ========    ==========    ==========    ==========

SHARES OUTSTANDING:
Class A Shares                                      27,794      15,097        99,129        71,584        34,833
                                                  ========    ========    ==========    ==========    ==========
Class B Shares                                      37,429      14,613       103,604        74,765        43,095
                                                  ========    ========    ==========    ==========    ==========
Class C Shares                                       9,142       7,735        30,276        28,612        15,794
                                                  ========    ========    ==========    ==========    ==========

CLASS A SHARES:**
Net asset value per share of beneficial
  interest outstanding *                          $  11.06    $  10.03    $    12.29    $    13.12    $    14.05
                                                  ========    ========    ==========    ==========    ==========
Maximum sales charge                                  4.50%       5.50%         5.50%         5.50%         5.50%
                                                  ========    ========    ==========    ==========    ==========
Maximum offering price per share of beneficial
  interest outstanding                            $  11.58    $  10.61    $    13.01    $    13.88    $    14.87
                                                  ========    ========    ==========    ==========    ==========

CLASS B SHARES:**
Net asset value and offering price per share of
  beneficial interest outstanding *               $  11.04    $  10.02    $    12.26    $    12.80    $    13.52
                                                  ========    ========    ==========    ==========    ==========
CLASS C SHARES:**
Net asset value and offering price per share of
  beneficial interest outstanding *               $  11.00    $   9.99    $    12.21    $    12.74    $    13.55
                                                  ========    ========    ==========    ==========    ==========

--------
* Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.
** Net asset value and maximum offering price are not shown in thousands.

                                                See Notes to Financial Statements.

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
statements of operations

WM STRATEGIC ASSET MANAGEMENT PORTFOLIOS

For the Six Months Ended April 30, 2004 (unaudited)

(In thousands)

                                                  Flexible  Conservative               Conservative    Strategic
                                                   Income     Balanced     Balanced       Growth        Growth
                                                 Portfolio   Portfolio     Portfolio     Portfolio     Portfolio
                                                 ---------  ------------   ---------   ------------    ---------

INVESTMENT INCOME:
Dividends from investment company securities       $15,670      $6,000      $ 36,241      $ 22,690      $  9,268
Interest                                                15           7           324            33            23
                                                   -------      ------      --------      --------      --------
     Total investment income                        15,685       6,007        36,565        22,723         9,291
                                                   -------      ------      --------      --------      --------

EXPENSES:
Investment advisory fee                              2,409       1,044         7,803         6,236         3,588
Custodian fees                                           2           1             1             1             1
Legal and audit fees                                    21          16            41            39            24
Other                                                  206         119           689           599           409
Shareholder servicing and distribution fees:
   Class A Shares                                      328         157         1,272           991           500
   Class B Shares                                    1,974         661         5,961         4,557         2,745
   Class C Shares                                      419         319         1,542         1,457           826
Transfer agent fees:
   Class A Shares                                       77          41           313           314           238
   Class B Shares                                      136          54           451           407           318
   Class C Shares                                       27          21           100           112            79
                                                   -------      ------      --------      --------      --------
     Total expenses                                  5,599       2,433        18,173        14,713         8,728
Fees reduced by custodian credits                       --*         --*           --*           --*           --*
                                                   -------      ------      --------      --------      --------
     Net expenses                                    5,599       2,433        18,173        14,713         8,728
                                                   -------      ------      --------      --------      --------
NET INVESTMENT INCOME                               10,086       3,574        18,392         8,010           563
                                                   -------      ------      --------      --------      --------

NET REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS:
Net realized gain/(loss) on investment
  transactions                                       3,239         704       (20,125)      (30,411)      (24,716)
Capital gain distributions received                     82          52           619           633           435
Net change in unrealized appreciation/
  depreciation of investments                        3,554       4,210        94,421       112,328        80,203
                                                   -------      ------      --------      --------      --------
Net realized and unrealized gain on investments      6,875       4,966        74,915        82,550        55,922
                                                   -------      ------      --------      --------      --------

NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                        $16,961      $8,540      $ 93,307      $ 90,560      $ 56,485
                                                   =======      ======      ========      ========      ========

--------
* Amount represents less than $500.

                                                See Notes to Financial Statements.

6



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
statements of changes in net assets

WM STRATEGIC ASSET MANAGEMENT PORTFOLIOS

For the Six Months Ended April 30, 2004 (unaudited)

(In thousands)


                                                             Flexible     Conservative                Conservative   Strategic
                                                              Income        Balanced     Balanced       Growth        Growth
                                                             Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                                             ---------    ------------   ---------    ------------   ---------



Net investment income                                         $ 10,086      $  3,574    $   18,392    $    8,010    $      563
Net realized gain/(loss) on investment transactions              3,239           704       (20,125)      (30,411)      (24,716)
Capital gain distributions received                                 82            52           619           633           435
Net change in unrealized appreciation/depreciation of
 investments                                                     3,554         4,210        94,421       112,328        80,203
                                                              --------      --------    ----------    ----------    ----------
Net increase in net assets resulting from operations            16,961         8,540        93,307        90,560        56,485
Distributions to shareholders from:
  Net investment income:
    Class A Shares                                              (4,415)       (1,728)      (10,028)       (3,971)           --
    Class B Shares                                              (5,088)       (1,306)       (7,246)       (3,187)           --
    Class C Shares                                              (1,116)         (641)       (1,971)       (1,027)           --
  Net increase in net assets from Portfolio share
   transactions:
    Class A Shares                                              81,474        55,910       399,062       292,409       170,797
    Class B Shares                                              37,329        27,242       156,300        88,640        68,058
    Class C Shares                                              31,367        25,028       127,675       159,546        99,395
                                                              --------      --------    ----------    ----------    ----------
Net increase in net assets                                     156,512       113,045       757,099       622,970       394,735

NET ASSETS:
Beginning of period                                            664,577       262,031     2,101,424     1,638,369       891,334
                                                              --------      --------    ----------    ----------    ----------
End of period                                                 $821,089      $375,076    $2,858,523    $2,261,339    $1,286,069
                                                              ========      ========    ==========    ==========    ==========
Undistributed net investment income/
 (accumulated net investment loss) at end of period           $  1,441      $    455    $      962    $     (506)   $   (3,536)
                                                              ========      ========    ==========    ==========    ==========

For The Year Ended October 31, 2003

Net investment income/(loss)                                  $ 16,979      $  4,114    $   23,759    $    9,132    $   (1,375)
Net realized loss on investment transactions                    (4,679)       (1,915)      (23,365)      (27,792)      (18,516)
Net change in unrealized appreciation/depreciation of
 investments                                                    43,834        19,838       258,639       267,163       170,878
                                                              --------      --------    ----------    ----------    ----------
Net increase in net assets resulting from operations            56,134        22,037       259,033       248,503       150,987
Distributions to shareholders from:
  Net investment income:
    Class A Shares                                              (6,392)       (1,486)      (10,917)       (5,264)           --
    Class B Shares                                              (8,956)       (1,756)      (11,375)       (3,864)           --
    Class C Shares                                              (1,284)         (605)       (1,556)         (519)           --
  Net realized gains on investments:
    Class A Shares                                                (226)           --            --        (1,176)       (1,363)
    Class B Shares                                                (389)           --            --        (2,123)       (2,912)
    Class C Shares                                                 (37)           --            --          (182)         (240)
  Net increase in net assets from Portfolio share
   transactions:
    Class A Shares                                              66,490        56,926       284,390       182,874        84,392
    Class B Shares                                             104,021        49,644       200,435        74,140        48,369
    Class C Shares                                              44,830        37,641       159,237       126,407        68,120
                                                              --------      --------    ----------    ----------    ----------
Net increase in net assets                                     254,191       162,401       879,247       618,796       347,353

NET ASSETS:
Beginning of year                                              410,386        99,630     1,222,177     1,019,573       543,981
                                                              --------      --------    ----------    ----------    ----------
End of year                                                   $664,577      $262,031    $2,101,424    $1,638,369    $  891,334
                                                              ========      ========    ==========    ==========    ==========
Undistributed net investment income/
 (accumulated net investment loss) at end of year             $  1,974      $    556    $    1,815    $     (331)   $   (4,099)
                                                              ========      ========    ==========    ==========    ==========

                                              See Notes to Financial Statements.

statements of changes in net assets -- capital stock activity

WM STRATEGIC ASSET MANAGEMENT PORTFOLIOS

(In thousands)

                                                                                Conservative
                                             Flexible Income Portfolio       Balanced Portfolio          Balanced Portfolio
                                             -------------------------    ------------------------    -------------------------
                                              Six Months                  Six Months                  Six Months
                                                Ended                       Ended                       Ended
                                               04/30/04     Year Ended     04/30/04     Year Ended     04/30/04      Year Ended
                                             (unaudited)     10/31/03     (unaudited)    10/31/03     (unaudited)     10/31/03
                                             -----------    ----------    -----------   ----------    -----------    ----------
AMOUNT
  Class A:
    Sold                                       $116,450      $132,626      $ 74,924      $ 77,203      $465,301      $ 388,253
    Issued as reinvestment of dividends           4,003         6,038         1,603         1,400         9,621         10,557
    Redeemed                                    (38,979)      (72,174)      (20,617)      (21,677)      (75,860)      (114,420)
                                               --------      --------      --------      --------      --------      ---------
    Net increase                               $ 81,474      $ 66,490      $ 55,910      $ 56,926      $399,062      $ 284,390
                                               ========      ========      ========      ========      ========      =========

  Class B:
    Sold                                       $ 84,952      $188,101      $ 42,043      $ 77,595      $238,063      $ 363,002
    Issued as reinvestment of dividends           4,578         8,565         1,210         1,659         6,955         11,004
    Redeemed                                    (52,201)      (92,645)      (16,011)      (29,610)      (88,718)      (173,571)
                                               --------      --------      --------      --------      --------      ---------
    Net increase                               $ 37,329      $104,021      $ 27,242      $ 49,644      $156,300      $ 200,435
                                               ========      ========      ========      ========      ========      =========

  Class C:
    Sold                                       $ 41,705      $ 66,013      $ 31,031      $ 48,833      $146,835      $ 178,337
    Issued as reinvestment of dividends             982         1,207           592           574         1,862          1,494
    Redeemed                                    (11,320)      (22,390)       (6,595)      (11,766)      (21,022)       (20,594)
                                               --------      --------      --------      --------      --------      ---------
    Net increase                               $ 31,367      $ 44,830      $ 25,028      $ 37,641      $127,675      $ 159,237
                                               ========      ========      ========      ========      ========      =========

SHARES
  Class A:
    Sold                                         10,394        12,528         7,386         8,237        37,566         35,203
    Issued as reinvestment of dividends             359           574           159           150           786            977
    Redeemed                                     (3,489)       (6,804)       (2,032)       (2,322)       (6,119)       (10,622)
                                               --------      --------      --------      --------      --------      ---------
    Net increase                                  7,264         6,298         5,513         6,065        32,233         25,558
                                               ========      ========      ========      ========      ========      =========

  Class B:
    Sold                                          7,601        17,920         4,151         8,360        19,242         33,351
    Issued as reinvestment of dividends             411           816           120           179           571          1,031
    Redeemed                                     (4,675)       (8,770)       (1,581)       (3,199)       (7,170)       (16,183)
                                               --------      --------      --------      --------      --------      ---------
    Net increase                                  3,337         9,966         2,690         5,340        12,643         18,199
                                               ========      ========      ========      ========      ========      =========

  Class C:
    Sold                                          3,743         6,291         3,078         5,256        11,952         16,269
    Issued as reinvestment of dividends              88           115            59            62           153            138
    Redeemed                                     (1,017)       (2,120)         (655)       (1,258)       (1,707)        (1,895)
                                               --------      --------      --------      --------      --------      ---------
    Net increase                                  2,814         4,286         2,482         4,060        10,398         14,512
                                               ========      ========      ========      ========      ========      =========

                                              See Notes to Financial Statements.

8



                                                              Conservative Growth
                                                                  Portfolio            Strategic Growth Portfolio
                                                           -------------------------   --------------------------
                                                            Six Months                  Six Months
                                                              Ended                       Ended
                                                            04/30/04      Year Ended    04/30/04      Year Ended
                                                           (unaudited)     10/31/03    (unaudited)     10/31/03
                                                           -----------    ----------   -----------    ----------

AMOUNT
  Class A:
    Sold                                                     $341,081     $ 255,874      $199,021      $125,879
    Issued as reinvestment of dividends                         3,855         6,302            --         1,345
    Redeemed                                                  (52,527)      (79,302)      (28,224)      (42,832)
                                                             --------     ---------      --------      --------
    Net increase                                             $292,409     $ 182,874      $170,797      $ 84,392
                                                             ========     =========      ========      ========

  Class B:
    Sold                                                     $150,308     $ 209,247      $100,750      $109,265
    Issued as reinvestment of dividends                         3,091         5,859            --         2,863
    Redeemed                                                  (64,759)     (140,966)      (32,692)      (63,759)
                                                             --------     ---------      --------      --------
    Net increase                                             $ 88,640     $  74,140      $ 68,058      $ 48,369
                                                             ========     =========      ========      ========

  Class C:
    Sold                                                     $175,642     $ 141,969      $108,145      $ 75,726
    Issued as reinvestment of dividends                           960           678            --           236
    Redeemed                                                  (17,056)      (16,240)       (8,750)       (7,842)
                                                             --------     ---------      --------      --------
    Net increase                                             $159,546     $ 126,407      $ 99,395      $ 68,120
                                                             ========     =========      ========      ========

SHARES
  Class A:
    Sold                                                       25,905        22,560        14,139        10,682
    Issued as reinvestment of dividends                           300           581            --           124
    Redeemed                                                   (3,995)       (7,272)       (2,007)       (3,815)
                                                             --------     ---------      --------      --------
    Net increase                                               22,210        15,869        12,132         6,991
                                                             ========     =========      ========      ========

  Class B:
    Sold                                                       11,658        19,061         7,427         9,686
    Issued as reinvestment of dividends                           246           570            --           271
    Redeemed                                                   (5,037)      (13,258)       (2,403)       (5,899)
                                                             --------     ---------      --------      --------
    Net increase                                                6,867         6,373         5,024         4,058
                                                             ========     =========      ========      ========

  Class C:
    Sold                                                       13,738        12,791         7,970         6,566
    Issued as reinvestment of dividends                            77            65            --            22
    Redeemed                                                   (1,328)       (1,524)         (640)         (706)
                                                             --------     ---------      --------      --------
    Net increase                                               12,487        11,332         7,330         5,882
                                                             ========     =========      ========      ========

                                             See Notes to Financial Statements.

financial highlights

For a Portfolio share outstanding throughout each period.

                                          Income from Investment Operations              Less Distributions
                                        ------------------------------------  ---------------------------------------



                                                    Net Realized
                              Net Asset                  and                  Dividends   Distributions
                                Value,      Net      Unrealized   Total from   from Net      from                          Net
                              Beginning Investment   Gain/(Loss)  Investment  Investment  Net Realized      Total      Asset Value,
                              of Period   Income   on Investments Operations   Income(1)  Capital Gains Distributions End of Period
                              --------- ---------- -------------- ----------  ----------  ------------- ------------- -------------

FLEXIBLE INCOME PORTFOLIO

Class A
04/30/04 (unaudited)            $10.92    $0.17        $ 0.16      $ 0.33      $(0.19)      $   --         $(0.19)       $11.06
10/31/03                         10.17     0.38(6)       0.77        1.15       (0.38)       (0.02)         (0.40)        10.92
10/31/02                         10.71     0.45(6)      (0.48)      (0.03)      (0.43)       (0.08)         (0.51)        10.17
10/31/01                         11.06     0.50(6)      (0.04)       0.46       (0.61)       (0.20)         (0.81)        10.71
10/31/00                         10.75     0.47(6)       0.42        0.89       (0.55)       (0.03)         (0.58)        11.06
10/31/99                         10.63     0.40(6)       0.57(7)     0.97       (0.48)       (0.37)         (0.85)        10.75

Class B
04/30/04 (unaudited)             10.90     0.13          0.15        0.28       (0.14)          --          (0.14)        11.04
10/31/03                         10.15     0.30(6)       0.77        1.07       (0.30)       (0.02)         (0.32)        10.90
10/31/02                         10.71     0.38(6)      (0.50)      (0.12)      (0.36)       (0.08)         (0.44)        10.15
10/31/01                         11.06     0.42(6)      (0.04)       0.38       (0.53)       (0.20)         (0.73)        10.71
10/31/00                         10.75     0.39(6)       0.42        0.81       (0.47)       (0.03)         (0.50)        11.06
10/31/99                         10.63     0.33(6)       0.56(7)     0.89       (0.40)       (0.37)         (0.77)        10.75

Class C
04/30/04 (unaudited)             10.86     0.13          0.16        0.29       (0.15)          --          (0.15)        11.00
10/31/03                         10.13     0.30(6)       0.76        1.06       (0.31)       (0.02)         (0.33)        10.86
10/31/02(5)                      10.54     0.24(6)      (0.43)      (0.19)      (0.22)          --          (0.22)        10.13

CONSERVATIVE BALANCED PORTFOLIO

Class A
04/30/04 (unaudited)            $ 9.81    $0.13        $ 0.23      $ 0.36      $(0.14)      $   --         $(0.14)       $10.03
10/31/03                          8.83     0.28(6)       0.97        1.25       (0.27)          --          (0.27)         9.81
10/31/02                          9.43     0.33         (0.61)      (0.28)      (0.32)          --          (0.32)         8.83
10/31/01                          9.96     0.34(6)      (0.44)      (0.10)      (0.43)          --          (0.43)         9.43
10/31/00                          9.94     0.51(6)       0.02(7)     0.53       (0.50)       (0.01)         (0.51)         9.96
10/31/99                         10.25     0.56         (0.27)       0.29       (0.58)       (0.02)         (0.60)         9.94

Class B
04/30/04 (unaudited)              9.79     0.09          0.24        0.33       (0.10)          --          (0.10)        10.02
10/31/03                          8.82     0.21(6)       0.96        1.17       (0.20)          --          (0.20)         9.79
10/31/02                          9.43     0.27         (0.62)      (0.35)      (0.26)          --          (0.26)         8.82
10/31/01                          9.96     0.27(6)      (0.44)      (0.17)      (0.36)          --          (0.36)         9.43
10/31/00                          9.94     0.44(6)       0.02(7)     0.46       (0.43)       (0.01)         (0.44)         9.96
10/31/99                         10.25     0.50         (0.29)       0.21       (0.50)       (0.02)         (0.52)         9.94

Class C
04/30/04 (unaudited)              9.76     0.09          0.24        0.33       (0.10)          --          (0.10)         9.99
10/31/03                          8.80     0.21(6)       0.97        1.18       (0.22)          --          (0.22)         9.76
10/31/02(5)                       9.39     0.16         (0.60)      (0.44)      (0.15)          --          (0.15)         8.80


                                              See Notes to Financial Statements.

10




                                                                Ratio to Average Net Assets/Supplemental Data
                                             ------------------------------------------------------------------------------------
                                                                                                          Ratio of Operating
                                                                                                          Expenses to Average
                                                                                                        Net Assets Without Fee
                                                               Ratio of       Ratio of               Waivers, Expenses Reimbursed
                                                               Operating   Net Investment                     and/or Fees
                                              Net Assets,     Expenses to    Income to    Portfolio        Reduced by Credits
                                             End of Period    Average Net   Average Net    Turnover          Allowed by the
                             Total Return(2)   (in 000's)      Assets(3)       Assets        Rate            Custodian(3)(4)
                             --------------- -------------    -----------  -------------- ---------  ----------------------------

FLEXIBLE INCOME PORTFOLIO

Class A
04/30/04 (unaudited)              3.00%         $307,326         1.02%(8)      3.21%(8)        1%                1.02%(8)
10/31/03                         11.49%          224,192         1.04%         3.64%           3%                1.04%
10/31/02                         (0.37)%         144,710         1.06%         4.41%           9%                1.06%
10/31/01                          3.67%          110,680         1.06%         4.61%           7%                1.06%
10/31/00                          8.56%          129,386         1.06%         4.28%          27%                1.06%
10/31/99                          9.39%          194,404         1.00%         3.86%          31%                1.06%

Class B
04/30/04 (unaudited)              2.59%          413,215         1.78%(8)      2.45%(8)        1%                1.78%(8)
10/31/03                         10.60%          371,639         1.79%         2.89%           3%                1.79%
10/31/02                         (1.08)%         244,999         1.81%         3.66%           9%                1.81%
10/31/01                          2.92%          146,555         1.79%         3.88%           7%                1.79%
10/31/00                          7.76%           77,238         1.80%         3.54%          27%                1.80%
10/31/99                          8.60%           46,821         1.75%         3.11%          31%                1.81%

Class C
04/30/04 (unaudited)              2.64%          100,548         1.78%(8)      2.45%(8)        1%                1.78%(8)
10/31/03                         10.63%           68,746         1.79%         2.89%           3%                1.79%
10/31/02(5)                      (1.78)%          20,677         1.81%(8)      3.66%(8)        9%                1.81%(8)

CONSERVATIVE BALANCED PORTFOLIO

Class A
04/30/04 (unaudited)              3.67%         $151,462         1.05%(8)      2.69%(8)        2%                1.05%(8)
10/31/03                         14.38%           94,005         1.05%         2.99%           4%                1.09%
10/31/02                         (3.06)%          31,070         1.05%         3.67%           9%                1.17%
10/31/01                         (0.99)%          12,257         1.16%         3.65%          18%                1.30%
10/31/00                          5.52%            4,557         1.32%         5.16%          59%                1.32%
10/31/99                          2.89%            7,297         1.00%         5.57%          51%                1.24%

Class B
04/30/04 (unaudited)              3.37%          146,383         1.82%(8)      1.92%(8)        2%                1.82%(8)
10/31/03                         13.46%          116,742         1.82%         2.22%           4%                1.86%
10/31/02                         (3.77)%          58,054         1.80%         2.92%           9%                1.92%
10/31/01                         (1.71)%          30,554         1.89%         2.92%          18%                2.03%
10/31/00                          4.76%           10,947         2.04%         4.44%          59%                2.04%
10/31/99                          2.05%           13,443         1.74%         4.83%          51%                1.98%

Class C
04/30/04 (unaudited)              3.41%           77,231         1.80%(8)      1.94%(8)        2%                1.80%(8)
10/31/03                         13.53%           51,284         1.80%         2.24%           4%                1.84%
10/31/02(5)                      (4.70)%          10,505         1.78%(8)      2.94%(8)        9%                1.90%(8)

                                           See Notes to Financial Statements.

financial highlights

For a Portfolio share outstanding throughout each period.

                                          Income from Investment Operations               Less Distributions
                                       ---------------------------------------- --------------------------------------



                                                      Net Realized
                             Net Asset                     and                  Dividends  Distributions
                               Value,      Net         Unrealized    Total from  from Net      from                         Net
                             Beginning  Investment     Gain/(Loss)   Investment Investment Net Realized      Total      Asset Value,
                             of Period Income/(Loss) on Investments  Operations  Income(1) Capital Gains Distributions End of Period
                             --------- ------------- --------------  ---------- ---------- ------------- ------------- -------------

BALANCED PORTFOLIO

Class A
04/30/04 (unaudited)          $11.85      $0.12          $0.45         $0.57      $(0.13)     $   --        $(0.13)       $12.29
10/31/03                       10.24       0.22           1.62          1.84       (0.23)         --         (0.23)        11.85
10/31/02                       11.63       0.28          (1.08)        (0.80)      (0.33)      (0.26)        (0.59)        10.24
10/31/01                       13.55       0.33(6)       (1.27)        (0.94)      (0.51)      (0.47)        (0.98)        11.63
10/31/00                       12.22       0.28(6)        1.53          1.81       (0.48)         --         (0.48)        13.55
10/31/99                       11.02       0.19(6)        2.39          2.58       (0.44)      (0.94)        (1.38)        12.22

Class B
04/30/04 (unaudited)           11.82       0.07           0.45          0.52       (0.08)         --         (0.08)        12.26
10/31/03                       10.22       0.14           1.61          1.75       (0.15)         --         (0.15)        11.82
10/31/02                       11.62       0.20          (1.09)        (0.89)      (0.25)      (0.26)        (0.51)        10.22
10/31/01                       13.54       0.23(6)       (1.27)        (1.04)      (0.41)      (0.47)        (0.88)        11.62
10/31/00                       12.21       0.18(6)        1.55          1.73       (0.40)         --         (0.40)        13.54
10/31/99                       11.02       0.11(6)        2.38          2.49       (0.36)      (0.94)        (1.30)        12.21

Class C
04/30/04 (unaudited)           11.78       0.07           0.44          0.51       (0.08)         --         (0.08)        12.21
10/31/03                       10.20       0.14           1.60          1.74       (0.16)         --         (0.16)        11.78
10/31/02(5)                    11.35       0.13          (1.15)        (1.02)      (0.13)         --         (0.13)        10.20

CONSERVATIVE GROWTH PORTFOLIO

Class A
04/30/04 (unaudited)          $12.47      $0.09          $0.63         $0.72      $(0.07)     $   --        $(0.07)       $13.12
10/31/03                       10.37       0.14(6)        2.14          2.28       (0.14)      (0.04)        (0.18)        12.47
10/31/02                       12.35       0.16(6)       (1.52)        (1.36)      (0.22)      (0.40)        (0.62)        10.37
10/31/01                       15.52       0.20(6)       (2.34)        (2.14)      (0.58)      (0.45)        (1.03)        12.35
10/31/00                       13.43       0.12(6)        2.40          2.52       (0.43)         --         (0.43)        15.52
10/31/99                       10.97       0.06(6)        3.70          3.76       (0.42)      (0.88)        (1.30)        13.43

Class B
04/30/04 (unaudited)           12.18       0.03           0.64          0.67       (0.05)         --         (0.05)        12.80
10/31/03                       10.14       0.05(6)        2.09          2.14       (0.06)      (0.04)        (0.10)        12.18
10/31/02                       12.10       0.08(6)       (1.50)        (1.42)      (0.14)      (0.40)        (0.54)        10.14
10/31/01                       15.17       0.09(6)       (2.28)        (2.19)      (0.43)      (0.45)        (0.88)        12.10
10/31/00                       13.21       0.00(6)(9)     2.37          2.37       (0.41)         --         (0.41)        15.17
10/31/99                       10.85      (0.03)(6)       3.61          3.58       (0.34)      (0.88)        (1.22)        13.21

Class C
04/30/04 (unaudited)           12.13       0.04           0.62          0.66       (0.05)         --         (0.05)        12.74
10/31/03                       10.10       0.06(6)        2.08          2.14       (0.07)      (0.04)        (0.11)        12.13
10/31/02(5)                    11.79       0.05(6)       (1.66)        (1.61)      (0.08)         --         (0.08)        10.10

                                              See Notes to Financial Statements.

12




                                                               Ratios to Average Net Assets/Supplemental Data
                                             ------------------------------------------------------------------------------------
                                                                                                          Ratio of Operating
                                                                                                          Expenses to Average
                                                                                                        Net Assets Without Fee
                                                               Ratio of       Ratio of               Waivers, Expenses Reimbursed
                                                               Operating   Net Investment                     and/or Fees
                                              Net Assets,     Expenses to   Income/(Loss) Portfolio        Reduced by Credits
                                             End of Period    Average Net    to Average   Turnover           Allowed by the
                             Total Return(2)   (in 000's)      Assets(3)     Net Assets     Rate             Custodian(3)(4)
                             --------------- -------------    -----------  -------------- ---------  ----------------------------

BALANCED PORTFOLIO

Class A
04/30/04 (unaudited)               4.86%      $1,218,316        0.99%(8)       1.91%(8)       2%                 0.99%(8)
10/31/03                          18.07%         792,423        1.02%          2.03%          5%                 1.02%
10/31/02                          (7.32)%        423,478        1.04%          2.55%         19%                 1.04%
10/31/01                          (7.28)%        380,681        1.02%          2.63%          6%                 1.02%
10/31/00                          15.11%         391,655        1.03%          2.05%         22%                 1.03%
10/31/99                          25.16%         333,639        1.03%          1.66%         39%                 1.04%

Class B
04/30/04 (unaudited)               4.37%       1,270,440        1.75%(8)       1.15%(8)       2%                 1.75%(8)
10/31/03                          17.25%       1,074,925        1.78%          1.27%          5%                 1.78%
10/31/02                          (8.03)%        743,953        1.80%          1.79%         19%                 1.80%
10/31/01                          (7.98)%        670,318        1.78%          1.87%          6%                 1.78%
10/31/00                          14.26%         549,849        1.77%          1.31%         22%                 1.77%
10/31/99                          24.22%         237,438        1.77%          0.92%         39%                 1.78%

Class C
04/30/04 (unaudited)               4.44%         369,767        1.74%(8)       1.16%(8)       2%                 1.74%(8)
10/31/03                          17.15%         234,076        1.76%          1.29%          5%                 1.76%
10/31/02(5)                       (9.00)%         54,745        1.80%(8)       1.79%(8)      19%                 1.80%(8)

CONSERVATIVE GROWTH PORTFOLIO

Class A
04/30/04 (unaudited)               5.89%        $939,488        1.02%(8)       1.26%(8)       3%                 1.02%(8)
10/31/03                          22.12%         615,501        1.05%          1.24%          7%                 1.05%
10/31/02                         (11.72)%        347,297        1.06%          1.41%         14%                 1.06%
10/31/01                         (14.31)%        319,583        1.03%          1.45%          5%                 1.03%
10/31/00                          18.89%         341,685        1.02%          0.76%         17%                 1.02%
10/31/99                          36.54%         249,650        1.02%          0.48%         16%                 1.03%

Class B
04/30/04 (unaudited)               5.48%         957,335        1.78%(8)       0.50%(8)       3%                 1.78%(8)
10/31/03                          21.24%         827,312        1.81%          0.48%          7%                 1.81%
10/31/02                         (12.46)%        623,852        1.82%          0.65%         14%                 1.82%
10/31/01                         (14.93)%        636,145        1.79%          0.69%          5%                 1.79%
10/31/00                          18.07%         604,460        1.77%          0.01%         17%                 1.77%
10/31/99                          34.98%         263,911        1.77%         (0.27)%        16%                 1.78%

Class C
04/30/04 (unaudited)               5.47%         364,516        1.77%(8)       0.51%(8)       3%                 1.77%(8)
10/31/03                          21.41%         195,556        1.79%          0.50%          7%                 1.79%
10/31/02(5)                      (13.72)%         48,424        1.82%(8)       0.65%(8)      14%                 1.82%(8)

                                           See Notes to Financial Statements.

financial highlights

For a Portfolio share outstanding throughout each period.

                                          Income from Investment Operations               Less Distributions
                                       ---------------------------------------- --------------------------------------



                                                      Net Realized
                             Net Asset                     and                  Dividends  Distributions
                               Value,      Net         Unrealized    Total from  from Net      from                         Net
                             Beginning  Investment     Gain/(Loss)   Investment Investment Net Realized      Total      Asset Value,
                             of Period Income/(Loss) on Investments  Operations  Income(1) Capital Gains Distributions End of Period
                             --------- ------------- --------------  ---------- ---------- ------------- ------------- -------------




STRATEGIC GROWTH PORTFOLIO

Class A
04/30/04 (unaudited)          $13.16     $0.04(6)       $ 0.85         $0.89     $   --       $   --        $   --        $14.05
10/31/03                       10.59      0.03(6)         2.63          2.66         --        (0.09)        (0.09)        13.16
10/31/02                       13.10      0.03(6)        (1.92)        (1.89)     (0.14)       (0.48)        (0.62)        10.59
10/31/01                       17.11      0.05(6)        (3.21)        (3.16)     (0.47)       (0.38)        (0.85)        13.10
10/31/00                       14.61     (0.04)(6)        3.07          3.03      (0.53)          --         (0.53)        17.11
10/31/99                       11.67     (0.03)(6)        4.36          4.33      (0.41)       (0.98)        (1.39)        14.61

Class B
04/30/04 (unaudited)           12.73     (0.01)(6)        0.80          0.79         --           --            --         13.52
10/31/03                       10.32     (0.05)(6)        2.55          2.50         --        (0.09)        (0.09)        12.73
10/31/02                       12.78     (0.06)(6)       (1.88)        (1.94)     (0.04)       (0.48)        (0.52)        10.32
10/31/01                       16.75     (0.06)(6)       (3.14)        (3.20)     (0.39)       (0.38)        (0.77)        12.78
10/31/00                       14.40     (0.16)(6)        3.02          2.86      (0.51)          --         (0.51)        16.75
10/31/99                       11.52     (0.13)(6)        4.31          4.18      (0.32)       (0.98)        (1.30)        14.40

Class C
04/30/04 (unaudited)           12.74     (0.01)(6)        0.82          0.81         --           --            --         13.55
10/31/03                       10.32     (0.05)(6)        2.56          2.51         --        (0.09)        (0.09)        12.74
10/31/02(5)                    12.50     (0.04)(6)       (2.14)        (2.18)        --           --            --         10.32

--------
(1) Includes dividends paid from the short-term portion of capital gain distributions received from the Underlying Funds.
(2) Total return is not annualized for periods less than one year and does not reflect any applicable sales charges. The total return would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.
(3) The Portfolio also will indirectly bear its prorated share of expenses of the Underlying Funds.
(4) Ratio of operating expenses to average net assets includes expenses paid indirectly.
(5) The Portfolios commenced selling Class C shares on March 1, 2002.
(6) Per share numbers have been calculated using the average shares method.
(7) The amount shown may not agree with the change in the aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Portfolio shares.
(8) Annualized.
(9) Amount represents less than $0.01 per share.

                                               See Notes to Financial Statements.

14




                                                               Ratios to Average Net Assets/Supplemental Data
                                             ------------------------------------------------------------------------------------
                                                                                                          Ratio of Operating
                                                                                                          Expenses to Average
                                                                                                        Net Assets Without Fee
                                                               Ratio of       Ratio of               Waivers, Expenses Reimbursed
                                                               Operating   Net Investment                     and/or Fees
                                              Net Assets,     Expenses to   Income/(Loss) Portfolio        Reduced by Credits
                                             End of Period    Average Net    to Average   Turnover           Allowed by the
                             Total Return(2)   (in 000's)      Assets(3)     Net Assets     Rate             Custodian(3)(4)
                             --------------- -------------    -----------  -------------- ---------  ----------------------------

STRATEGIC GROWTH PORTFOLIO

Class A
04/30/04 (unaudited)               6.69%       $489,241         1.09%(8)       0.58%(8)        3%               1.09%(8)
10/31/03                          25.24%        298,852         1.13%          0.30%           7%               1.13%
10/31/02                         (15.45)%       166,354         1.13%          0.23%          10%               1.13%
10/31/01                         (19.03)%       153,857         1.08%          0.34%           2%               1.08%
10/31/00                          20.84%        142,241         1.06%         (0.21)%         15%               1.06%
10/31/99                          39.55%         74,678         1.07%         (0.21)%         20%               1.09%

Class B
04/30/04 (unaudited)               6.21%        582,805         1.84%(8)      (0.17)%(8)       3%               1.84%(8)
10/31/03                          24.35%        484,656         1.88%         (0.45)%          7%               1.88%
10/31/02                         (16.04)%       350,982         1.87%         (0.51)%         10%               1.87%
10/31/01                         (19.70)%       384,566         1.84%         (0.42)%          2%               1.84%
10/31/00                          19.95%        363,910         1.81%         (0.96)%         15%               1.81%
10/31/99                          38.60%        130,522         1.83%         (0.97)%         20%               1.85%

Class C
04/30/04 (unaudited)               6.36%        214,023         1.82%(8)      (0.15)%(8)       3%               1.82%(8)
10/31/03                          24.44%        107,826         1.84%         (0.41)%          7%               1.84%
10/31/02(5)                      (17.44)%        26,645         1.85%(8)      (0.49)%(8)      10%               1.85%(8)

                                               See Notes to Financial Statements.

notes to financial statements (unaudited)

WM STRATEGIC ASSET MANAGEMENT PORTFOLIOS

1. Organization and Business

WM Strategic Asset Management Portfolios, LLC (the "LLC") was organized under the laws of the Commonwealth of Massachusetts on March 12, 1999 as a limited liability company. The LLC is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The LLC offers five portfolios: Flexible Income, Conservative Balanced, Balanced, Conservative Growth and Strategic Growth Portfolios (each a "Portfolio" and collectively, the "Portfolios").

The LLC is authorized to issue an unlimited number of shares of beneficial interest, each without par value. Each Portfolio offers three classes of shares: Class A shares, Class B shares and Class C shares. Class A shares are generally subject to an initial sales charge at the time of purchase. Certain Class A shares purchased without an initial sales charge may be subject to a contingent deferred sales charge ("CDSC") if redeemed within eighteen months from the date of purchase. Class B shares are not subject to an initial sales charge although they are generally subject to a CDSC if redeemed within five years from the date of purchase. Class C shares are not subject to an initial sales charge although they are subject to a CDSC if redeemed within one year from the date of purchase. Prior to January 1, 2004, Class C shares were subject to an initial sales charge at the time of purchase.

Each of the Portfolios invests, within certain percentage ranges, in Class I shares of various funds in the WM Group of Funds (collectively, the "Underlying Funds"). WM Advisors, Inc. (the "Advisor" or "WM Advisors"), a wholly-owned subsidiary of Washington Mutual, Inc. ("Washington Mutual"), a publicly owned financial services company, serves as investment advisor to the Portfolios. The Advisor may alter these percentage ranges when it deems appropriate. The assets of each Portfolio will be allocated among the Underlying Funds in accordance with its investment objective based on the Advisor's outlook for the economy, the financial markets and the relative market valuations of the Underlying Funds. In addition, in order to meet liquidity needs or for temporary defensive purposes, each Portfolio may invest its assets directly in cash, stock or bond index futures, options, money market securities and certain short-term debt instruments, including repurchase agreements.

2. Significant Accounting Policies

The following is a summary of significant accounting policies, in conformity with accounting principles generally accepted in the United States of America ("generally accepted accounting principles"), which are consistently followed by the Portfolios in the preparation of their financial statements.

Portfolio valuation:
Investments in the Underlying Funds are valued at net asset value per Class I share of the respective Underlying Funds determined as of the close of the New York Stock Exchange on each valuation date. Short-term debt securities that mature in 60 days or less are valued at amortized cost which approximates market value.

Repurchase agreements:
Each Portfolio may enter into repurchase agreement transactions. A repurchase agreement is a purchase of an underlying debt obligation subject to an agreement by the seller to repurchase the obligation at an agreed upon price and time. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of counterparty default, the Portfolio would seek to use the collateral to offset losses incurred. There is potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights. WM Advisors, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and broker-dealers with whom each Portfolio enters into repurchase agreements.

Securities transactions and investment income:
Securities transactions are recorded on a trade date basis. Realized gains and losses from securities sold are recorded on the identified cost basis.

Interest income on debt securities is accrued daily. Dividend income is recorded on the ex-dividend date. Each Portfolio's investment income and realized and unrealized gains and losses are allocated among the classes of that Portfolio based upon the relative average net assets of each class.

notes to financial statements (unaudited) (continued)

WM STRATEGIC ASSET MANAGEMENT PORTFOLIOS

Dividends and distributions to shareholders:
Dividends from net investment income of the Flexible Income, Conservative Balanced, Balanced and Conservative Growth Portfolios are declared and paid quarterly. Dividends from any net investment income of the Strategic Growth Portfolio are declared and paid annually. Distributions of any net capital gains earned by a Portfolio are distributed no less frequently than annually at the discretion of the Board of Trustees. Additional distributions of net investment income and capital gains for each Portfolio may be made at the discretion of the Board of Trustees in accordance with federal income tax regulations.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investments held by the Portfolios, redesignated distributions and differing characterization of distributions made by each Portfolio.

Federal income taxes:
It is each Portfolio's policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its earnings to its shareholders. Therefore, no federal income or excise tax provision is required.

Expenses:
General expenses of the LLC are allocated to all the Portfolios based upon the relative average net assets of each Portfolio except printing and postage expenses, which are allocated to all the Portfolios based upon the relative number of shareholder accounts of each Portfolio. In addition, the Portfolios will indirectly bear their prorated share of expenses of the Underlying Funds. Operating expenses directly attributable to a class of shares are charged to the operations of that class of shares. Expenses of each Portfolio not directly attributable to the operations of any class of shares are prorated among the classes to which the expenses relate based on the relative average net assets of each class of shares.

Use of estimates:
The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Investment Advisory and Other Transactions

WM Advisors serves as investment advisor to the LLC. As such, WM Advisors provides its proprietary asset allocation services to the Portfolios, formulates the Portfolios' investment policies, analyzes economic and market trends, exercises investment discretion over the assets of the Portfolios and monitors the allocation of each Portfolio's assets and each Portfolio's performance. For its investment advisory services to the Portfolios, WM Advisors is entitled to a monthly fee at an annual rate of 0.65% of each Portfolio's average daily net assets up to $1 billion, 0.60% of the next $2 billion of each Portfolio's average daily net assets and 0.55% of each Portfolio's average daily net assets over $3 billion.


WM Shareholder Services, Inc. (the "Transfer Agent"), a wholly-owned subsidiary of Washington Mutual, serves as the transfer agent of the Portfolios. Fees were paid to the Transfer Agent for services related to the issuance and transfer of shares, maintaining shareholder lists, and issuing and mailing distributions and reports. The authorized annual shareholder servicing fee is $20.40 for Class A, Class B and Class C shareholder accounts, with the exception of the Flexible Income Portfolio, for which the fee is $21.15. Prior to December 1, 2003, the authorized annual shareholder servicing fee was $19.68 for Class A, Class B and Class C shareholder accounts, with the exception of the Flexible Income Portfolio, for which the fee was $20.21.

Custodian fees for certain Portfolios have been reduced by credits allowed by the Portfolio's custodian for uninvested cash balances. The Portfolios could have invested this cash in income producing investments. Fees reduced by credits allowed by the custodian for the six months ended April 30, 2004, are shown separately in the "Statements of Operations".

notes to financial statements (unaudited) (continued)

WM STRATEGIC ASSET MANAGEMENT PORTFOLIOS

4. Trustees' Fees

No officer or employee of Washington Mutual or its subsidiaries receives any compensation from the LLC for serving as an officer or Trustee of the LLC. The LLC, together with other mutual funds advised by WM Advisors, pays each Trustee who is not an officer or employee of Washington Mutual or its subsidiaries, a per annum retainer plus attendance fees for each meeting at which they are present. The Lead Trustee, Committee Chairs and Committee Members receive additional remuneration for these services to the LLC. Trustees are also reimbursed for travel and out-of-pocket expenses. Each Trustee serves in the same capacity for all 41 funds within the WM Group of Funds.

5. Distribution Plans

WM Funds Distributor, Inc. (the "Distributor"), a registered broker-dealer and a wholly-owned subsidiary of Washington Mutual, serves as distributor for Class A, Class B and Class C shares of the Portfolios. For the six months ended April 30, 2004, the Distributor has received $4,085,185 representing commissions (front end sales charges) on Class A and Class C shares and $2,817,394 representing CDSCs on Class A, Class B and Class C shares.

Each of the Portfolios has adopted three distribution plans, pursuant to Rule 12b-1 under the 1940 Act, applicable to Class A, Class B and Class C shares of the Portfolio (each, a "Rule 12b-1 Plan"), respectively. Under the applicable Rule 12b-1 Plans, the Distributor may receive a service fee at an annual rate of 0.25% of the average daily net assets of each class. In addition, the Distributor is paid a fee as compensation in connection with the offering and sale of Class B and Class C shares at an annual rate of 0.75% of the average daily net assets of each class. These fees may be used to cover the expenses of the Distributor primarily intended to result in the sale of such shares, including payments to the Distributor's representatives or others for selling shares. The service fee is paid by the Portfolio to the Distributor, which in turn, pays service fees to broker/dealers that provide services, such as accepting telephone inquiries and transaction requests and processing correspondence, new account applications and subsequent purchases for the shareholders. Under their terms, each Rule 12b-1 plan shall remain in effect from year to year, provided such continuance is approved annually by vote of the Board of Trustees, including a majority of those Trustees who are not "interested persons" of the LLC, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of such distribution plans, or any agreements related to such plans, respectively.

6. Purchases and Sales of Investments

The aggregate cost of purchases and proceeds from sales of Underlying Funds for the six months ended April 30, 2004, are as follows:

                                                                    Purchases       Sales
          Name of Portfolio                                          (000s)         (000s)
          -----------------                                         ---------      --------

          Flexible Income Portfolio                                 $161,410       $ 10,855
          Conservative Balanced Portfolio                            111,032          4,830
          Balanced Portfolio                                         730,971         52,861
          Conservative Growth Portfolio                              598,092         56,282
          Strategic Growth Portfolio                                 377,598         37,500

7. Unrealized Appreciation/(Depreciation)

At April 30, 2004, the aggregate gross unrealized appreciation/(depreciation) on a tax basis are as follows:

                                                                  (In thousands)
                                            ------------------------------------------------------------
                                             Flexible Conservative              Conservative   Strategic
                                              Income    Balanced     Balanced      Growth       Growth
                                            Portfolio   Portfolio    Portfolio    Portfolio    Portfolio
                                            --------- ------------   ---------  ------------   ---------
Tax basis unrealized appreciation            $36,353     $20,806     $189,766     $155,588     $ 82,592
Tax basis unrealized depreciation             (3,883)     (2,265)      (5,069)      (8,792)     (26,353)
                                             -------     -------     --------     --------     --------
Net tax basis unrealized appreciation        $32,470     $18,541     $184,697     $146,796     $ 56,239
                                             =======     =======     ========     ========     ========

notes to financial statements (unaudited) (continued)

WM STRATEGIC ASSET MANAGEMENT PORTFOLIOS

8. Risk Factors of the Portfolios

Investing in the Underlying Funds through the Portfolios involves certain additional expenses and tax results that would not be present in a direct investment in the Underlying Funds. For example, under certain circumstances, an Underlying Fund may determine to make payment of a redemption request by a Portfolio wholly or partly by a distribution in kind of securities from its portfolio, instead of cash, in accordance with the rules of the Securities and Exchange Commission. In such cases, the Portfolios may hold securities distributed by an Underlying Fund until the Advisor determines that it is appropriate to dispose of such securities.

Certain Underlying Funds may invest a portion of their assets in foreign securities; enter into forward foreign currency transactions; lend their portfolio securities; enter into stock index, interest rate and currency futures contracts, and options on such contracts; enter into interest rate swaps or purchase or sell interest rate caps or floors; enter into other types of options transactions; make short sales; purchase zero coupon and payment-in-kind bonds; enter into repurchase or reverse repurchase agreements; purchase and sell "when-issued" securities and enter into "delayed-delivery" transactions; and enter into various other investment practices, each with inherent risks. In addition, the REIT Fund could be adversely impacted by economic trends in the real estate industry; the West Coast Equity Fund by economic trends in the West Coast region; and the High Yield Fund by the conditions affecting issuers of lower rated securities.

The officers and Trustees, the Advisor, the Distributor and Transfer Agent of the Portfolios serve in the same capacity for the Underlying Funds. Conflicts may arise as these persons and companies seek to fulfill their fiduciary responsibilities to both the Portfolios and the Underlying Funds.

From time to time, one or more of the Underlying Funds used for investment by a Portfolio may experience relatively large investments or redemptions due to reallocations or rebalancings by the Portfolios. These transactions will affect the Underlying Funds, since the Underlying Funds that experience redemptions as a result of the reallocations or rebalancings may have to sell portfolio securities and the Underlying Funds that receive additional cash will have to invest such cash. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management to the extent that the Underlying Funds may be required to sell securities or invest cash at times when they would not otherwise do so. These transactions could also have tax consequences if sales of securities resulted in gains and could also increase transaction costs. The Advisor is committed to minimizing such impact on the Underlying Funds to the extent it is consistent with pursuing the investment objectives of the Portfolios. The Advisor may nevertheless face conflicts in fulfilling its responsibilities. The Advisor will, at all times, monitor the impact on the Underlying Funds of transactions by the Portfolios.

9. Proxy Voting Information

A description of the policies and procedures that the LLC uses to determine how to vote proxies relating to portfolio securities held by the Portfolio is available, without charge and upon request, by calling 1-800-222-5852. This information is also available from the EDGAR database or the Securities and Exchange Commission's internet site at http://www.sec.gov.

                    [This Page Intentionally Left Blank]

Before investing, you should carefully consider a fund's investment objectives, risks, charges, and expenses. Contact your Investment Representative or call 800-222-5852 to obtain a prospectus containing this and other information. Read the prospectus carefully before investing.

This Semi-Annual Report is published for the general information of the shareholders of the WM Group of Funds. It is authorized for distribution to prospective investors only when preceded or accompanied by a current WM Group of Funds prospectus. A mutual fund's share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.

The WM Group of Funds are not insured by the FDIC. They are not deposits or obligations of, nor are they guaranteed by, any bank. These securities are subject to investment risk, including possible loss of principal amount invested.

Distributed by:
WM Funds Distributor, Inc.

Member NASD


----------------------------------------------------------------------------





[logo]WM                                                   P R S R T  S T D
      GROUPofFUNDS                                         U.S. POSTAGE
                                                           PAID
      P.O. Box 9757                                        N. READING, MA
      Providence, RI 02940-9757                            PERMIT #105









[logo]Printed on recycled paper

                                                          WMSAMSAR (6/29/04)

Item 2.  Code of Ethics.

Not applicable for this filing.

Item 3.  Audit Committee Financial Expert.

Not applicable for this filing.

Item 4.  Principal Accountant Fees and Services.

Not applicable for this filing.

Item 5.  Audit Committee of Listed Registrants

Not applicable for this filing.

Item 6.  Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Purchases of Equity Securities by Closed-End Management
         Investment Company and Affiliated Purchasers.

Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

None.

Item 10. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the SEC's rules and forms.

(b) There have been no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



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

                                 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WM Strategic Asset Management Portfolios, LLC

By: /s/ William G. Papesh
    ---------------------
    William G. Papesh
    President and Chief Executive Officer
    July 2, 2004

                                 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

WM Strategic Asset Management Portfolios, LLC

By: /s/ Jeffery L. Lunzer
    ---------------------
    Jeffery L. Lunzer
    Treasurer and Chief Financial Officer
    July 2, 2004

By: /s/ William G. Papesh
    ---------------------
    William G. Papesh
    President and Chief Executive Officer
    July 2, 2004